Other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-financial Liabilities
Schedule of other non-financial liabilities

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Parent dividend provisioned according to policy	27,537,863	-	37,055,482	-
Outstanding parent dividends (1)	1,227,337	-	1,256,119	-
Subsidiaries dividends according to policy	11,274,532	-	10,606,978	-
Total dividends payable	40,039,732	-	48,918,579	-
Income received in advance	-	3,940,400	1,714,144	4,355,981
Others	1,457,950	-	375,565	-
Total	41,497,682	3,940,400	51,008,288	4,355,981

(1)	See Note 28 - Common Shareholders’ Equity, dividends.